Property, leasehold improvements and equipment	12 Months Ended
Dec. 31, 2024
Property, leasehold improvements and equipment
Property, leasehold improvements and equipment

9.           Property, leasehold improvements and equipment

Property, leasehold improvements and equipment are as follows:

	December 31,
	2024		2023		2022
Net carrying value:
Land	Ps.	1,426,363	Ps.	1,426,363	Ps.	1,426,363
Leasehold improvements		1,368,967		997,063		910,312
Machinery and equipment		29,687		31,231		41,297
Furniture and office equipment		44,174		50,384		50,106
Transportation equipment		513		660		38
Computer equipment		6,468		4,590		6,136
Construction in progress for leasehold improvements		236,368		342,383		131,843
	Ps.	3,112,540	Ps.	2,852,674	Ps.	2,566,095

													Construction
					Machinery		Furniture						in progress of
			Leasehold		and		and office		Transportation		Computer		leasehold
Cost	Land		improvements		equipment		equipment		equipment		equipment		improvements		Total

Balance as of January 1, 2022	Ps.	1,709,508	Ps.	1,259,802	Ps.	207,749	Ps.	162,467	Ps.	18,259	Ps.	73,144	Ps.	75,220	Ps.	3,506,149
Acquisitions		583		10,986		1,473		38,886		—		3,170		182,766		237,864
Disposals		—		—		—		—		—		(45)		—		(45)
Reclassification to improvements (note 10)		(283,728)		—		—		—		—		—		—		(283,728)
Transfer		—		113,155		—		—		—		—		(113,155)		—
Other		—		(1,697)		1,315		—		—		—		(12,988)		(13,370)

Balance as of December 31, 2022		1,426,363		1,382,246		210,537		201,353		18,259		76,269		131,843		3,446,870
Acquisitions		—		1,716		2,283		12,081		668		1,233		300,813		318,794
Disposals		—		—		—		(57)		—		—		—		(57)
Transfers		—		182,626		—		—		—		—		(182,626)		—
Other		—		(7,747)		—		(56)		—		—		92,353		84,550

Balance as of December 31, 2023		1,426,363		1,558,841		212,820		213,321		18,927		77,502		342,383		3,850,157
Acquisitions		—		3,562		4,033		4,532		—		3,722		366,850		382,699
Reclassification to other assets		—		—		—		—		—		—		(32,474)		(32,474)
Transfers		—		481,004		178		424		—		940		(485,938)		(3,392)
Other		—		(7,350)		—		—		—		—		45,547		38,197
Balance as of December 31, 2024	Ps.	1,426,363	Ps.	2,036,057	Ps.	217,031	Ps.	218,277	Ps.	18,927	Ps.	82,164	Ps.	236,368	Ps.	4,235,187

											Construction in
					Furniture and						progress of
Accumulated	Leasehold		Machinery and		office		Transportation		Computer		leasehold
Depreciation	improvements		equipment		equipment		equipment		equipment		improvements		Total

Balance as of January 1, 2022	Ps.	(402,528)	Ps.	(154,149)	Ps.	(139,681)	Ps.	(18,208)	Ps.	(67,287)	Ps.	—	Ps.	(781,853)
Depreciation		(69,406)		(15,091)		(11,566)		(13)		(2,891)		—		(98,967)
Disposals		—		—		—		—		45		—		45

Balance as of December 31, 2022		(471,934)		(169,240)		(151,247)		(18,221)		(70,133)		—		(880,775)
Depreciation		(89,844)		(12,349)		(11,794)		(46)		(2,824)		—		(116,857)
Other		—		—		60		—		45		—		105
Disposals		—		—		44		—		—		—		44

Balance as of December 31, 2023		(561,778)		(181,589)		(162,937)		(18,267)		(72,912)		—		(997,483)
Depreciation		(105,312)		(5,755)		(11,166)		(147)		(2,784)		—		(125,164)

Balance as of December 31, 2024	Ps.	(667,090)	Ps.	(187,344)	Ps.	(174,103)	Ps.	(18,414)	Ps.	(75,696)	Ps.	—	Ps.	(1,122,647)